Accounting Rules and Methods - Summary of Accounting Policy for Exchange Rates (Detail) - USD_per_EUR	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Exchange Rates [Abstract]
Weighted average rate	1.1196	1.1815	1.1293
Closing rate	1.1234	1.1450	1.1993